Nature of business and organization - Business Overview (Details) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)
Nature of business and organization
Number of bulk purchases of cryptocurrency mining equipment				3
Payments to acquire cryptocurrency mining equipment	$ 13.3	$ 6.0	$ 7.0	$ 26.3
Number of units of cryptocurrency mining equipment delivered				868